STRADLEY RONON STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103
(215) 564-8000

December 31, 2009

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

Re:	Voyageur Mutual Funds (the “Trust”)
File Nos. 033-63238/811-07742
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 38 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, or those Prospectuses and Statement of Additional Information which were incorporated by reference into the Amendment and which were filed in Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of Delaware Group Tax-Free Fund (File No. 002-86606) on December 29, 2009.  The Amendment was filed with the U.S. Securities and Exchange Commission electronically on December 29, 2009.

Please direct any questions or comments relating to this certification to me at (215) 564-8099.

                                            Sincerely,

                                            /s/ Jonathan M. Kopcsik
                                           Jonathan M. Kopcsik

cc:           David F. Connor
Bruce G. Leto